LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 8: LOSS PER SHARE

The Company calculates basic loss per share using the weighted average number of shares of Aspira common stock outstanding during the period. The Company considers the August 2022 Warrants, the January 2024 Purchase Warrants, the July 2024 Purchase Warrants and the August 2024 Purchase Warrants to be participating securities, because holders of such instruments participate in the event a dividend is paid on common stock. The holders of the August 2022 Warrants, the January 2024 Purchase Warrants, the July 2024 Purchase Warrants and the August 2024 Purchase Warrants do not have a contractual obligation to share in the Company’s losses. As such, losses are attributed entirely to common stockholders and for periods in which the Company has reported a net loss, diluted loss per common share is the same as basic loss per common share.

	Year Ended
	December 31,
	2024	2023
Numerator:
Net Loss	$(13,094)	$(16,690)
Denominator:
Shares used in computing net loss per share, basic and diluted	14,134,626	9,233,306
Net loss per share, basic and diluted	$(0.93)	$(1.81)

Due to net losses for the years ended December 31, 2024 and 2023, diluted loss per share is calculated using the weighted average number of common shares outstanding and excludes the effects of potential shares of common stock that are antidilutive.

The potential shares of common stock that have been excluded from the diluted loss per share calculation above for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Stock options	876,249	759,922
Restricted stock units	149,061	59,463
Warrants	4,475,068	799,985
Potential common shares	5,500,378	1,619,370